Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - BRL (R$) R$ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Line Items]
Cash and bank accounts – Brazil		R$ 352	R$ 213	R$ 74
Cash and bank accounts – Abroad	[1]	22	24	25
Financial investments – Brazil	[2]	5,085	5,605	2,451
Total cash and cash equivalents		R$ 5,459	R$ 5,842	R$ 2,550

[1]	As of December 31, 2023, the Company had funds held abroad, being R$22 in US Dollars (R$24 in US dollars as of December 31, 2022 and R$25 in US dollars as of December 31, 2021).
[2]	As of December 31, 2023, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 95.92% of CDI – Interbank Deposit Certificate (92.80% of CDI as of December 31, 2022 and 109.64% of CDI as of December 31, 2021).